Income tax	12 Months Ended
Dec. 31, 2017
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Income tax
26.	Income tax

The Company is incorporated in Cyprus under the Cyprus Companies Law, but the business activity of the Group and joint ventures is subject to taxation in multiple jurisdictions, the most significant of which include:

Cyprus

The Company is subject to 12.5% corporate income tax applied to its worldwide income.

Gains from the sale of securities/titles (including shares of companies) either in Cyprus or abroad are exempt from corporate income tax in Cyprus. Capital gains tax is levied at a rate of 20% on profits from disposal of immovable property situated in Cyprus or of shares in companies which own immovable property situated in Cyprus (unless the shares are listed on a recognized stock exchange).

Dividends received from a non-resident (foreign) company are exempt from the levy of defence contribution if either the dividend paying company derives at least 50% of its income directly or indirectly from activities which do not lead to investment income (“active versus passive investment income test” is met) or the foreign tax burden on the profit to be distributed as dividend has not been substantially lower than the Cypriot corporate income tax rate (i.e. lower than 6.25%) at the level of the dividend paying company (“effective minimum foreign tax test” is met). The Company has not been subject to defence tax on dividends received from abroad as the dividend paying entities are engaged in operating activities.

The Russian Federation

The Company’s subsidiaries incorporated in the Russian Federation are subject to corporate income tax at the standard rate of 15% applied to income received from Russia government bonds and 20% applied to their other taxable income. Withholding tax of 15% is applied to any dividends paid out of Russia, reduced to as low as 5% for some countries (including Cyprus), with which Russia has double-taxation treaties.

Kazakhstan

The Company’s subsidiary incorporated in Kazakhstan is subject to corporate income tax at the standard rate of 20% applied to their taxable income.

Deferred income tax assets and liabilities as of December 31, 2017 and 2016, relate to the following:

	Consolidated statement of financial position as of December 31		Consolidated statement of profit or loss for the year ended
	2017	2016	2017	2016
Intangible assets	(719)	(784)	65	265
Trade and other payables	166	130	36	9
Trade and other receivables	101	138	(37)	(20)
Loans issued	48	27	21	7
Taxes on unremitted earnings	(184)	(75)	(109)	19
Other	7	(17)	24	(27)

Net deferred income tax asset/(liability)	(581)	(581)	–	253

including:
Deferred tax asset	245	270
Deferred tax liability	(826)	(851)

Deferred tax assets and liabilities are not offset because they do not relate to income taxes levied by the same tax authority on the same taxable entity.

Reconciliation of deferred income tax asset/(liability), net:

	2015	2016	2017
Deferred income tax asset/(liability), net as of January 1	203	(834)	(581)
Effect of acquisitions of subsidiaries	(1,037)	–	–
Deferred tax benefit/(expense)	–	253	–

Deferred income tax asset/(liability), net as of December 31	(834)	(581)	(581)

As of December 31, 2017 the Group does not intend to distribute a portion of its accumulated undistributed foreign earnings in the amount of 2,473 (2016 – 2,690). The amount of tax that the Group would pay to distribute them would be 124 (2016 – 149). Unremitted earnings include all earning that were recognized by the Group’s subsidiaries and that are expected to be distributed to the holding company.

For the year ended December 31 income tax expense included:

	2015	2016	2017
Total tax expense
Current income tax expense	(877)	(871)	(698)
Deferred tax benefit/(expense)	–	253	–

Income tax expense for the year	(877)	(618)	(698)

Theoretical and actual income tax expense is reconciled as follows:

	2015	2016	2017
Profit before tax	6,151	3,107	3,840
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(802)	(278)	(370)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	200	39	12
Non-deductible expenses	(105)	(269)	(222)
Income tax associated with earnings of foreign subsidiaries	(102)	(95)	(109)
Unrecognized deferred tax assets	(68)	(15)	(9)

Total income tax expense	(877)	(618)	(698)

During the year ended December 31, 2017 the Group did not recognize deferred tax assets related to the tax loss carry forward in the amount of 9 (2016 – 15, 2015—68) because the Group did not believe that the realization of the related deferred tax assets is probable.

Non-taxable income for the year ended December 31, 2015 comprised mainly of foreign exchange gain from revaluation of cash proceeds received from secondary public offering which is tax neutral according to the appropriate tax law. No such gains occurred for the years ended December 31, 2017 and December 31, 2016.